ADDITIONAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2025
ADDITIONAL CASH FLOW INFORMATION
ADDITIONAL CASH FLOW INFORMATION

23.ADDITIONAL CASH FLOW INFORMATION

		For the Year Ended
		December 31, 2025	December 31, 2024
		$	$
Grants receivable and other current assets	11	125	220
Deferred grants	11	(72)	(470)
Mining tax credits		1,388	(414)
Sales taxes receivable		728	(595)
Prepaid expenses		(57)	1,168
Restricted cash and deposits		2,681	(3,298)
Accounts payable and other	10	(1,635)	1,884
Total net change in working capital		3,158	(1,505)

Other Cash Flow Information
Tax credits received		2,479	1,110
Interest paid		50	73

Non-cash financing activities
Share issue costs included in accounts payable and accrued liabilities		655	689

Reconciliation of additions presented in the property, plant and equipment schedule to the net cash used in investing activities

	For the Year Ended
	December 31, 2025	December 31, 2024
	$	$
Additions of property, plant and equipment as per note 8	14,702	18,279
Non-cash decrease (increase) of the asset rehabilitation obligation	(25)	(458)
Borrowing costs included in Mine under construction	(2,122)	(2,079)
Share-based compensation capitalized (non-cash)	(483)	(361)
Grants recognized	1,888	21
Grants received	(1,721)	(125)
Accounts payable variation related to property, plant and equipment	1,439	(1,222)
Net cash flow used in investing activities - purchase of property, plant and equipment	13,678	14,055